TAXES ON INCOME (Narrative) (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 EUR (€)
Reduced corporate tax rate in current and next fiscal year	15.00%
Reduced corporate tax rate in current and next fiscal year if located in certain development zone	10.00%
Reduced corporate tax rate in fiscal years two and three after current year	12.50%
Reduced corporate tax rate in fiscal years two and three after current year if located in certain development zone	7.00%
Reduced corporate tax rate in fiscal years four and thereafter after current year	12.00%
Reduced corporate tax rate in fiscal years four and thereafter after current year if located in certain development zone	6.00%
Withholding tax on dividends distributed out of income for Preferred Enterprises	15.00%
Statutory company tax rate in next fiscal year	25.00%
Tax loss carryforwards	$ 14,600
Capital losses	4,200
Income tax expense (benefit)	218	$ 1,634	$ (2,975)
Valuation allowance for deferred tax assets	3,100	3,192
Net change in deferred tax asset valuation allowance	(192)	1,597	(2,540)
Deferred tax assets utilized	181		$ 299
Tax credit carryforward	905	$ 869
Kubatronik [Member]
Tax loss carryforwards	1,700
Kubatronik [Member] | Municipal [Member]
Tax loss carryforwards	$ 1,700
Kubatronik [Member] | EUR [Member]
Tax loss carryforwards | €				€ 1.5
Kubatronik [Member] | EUR [Member] | Municipal [Member]
Tax loss carryforwards | €				€ 1.5
Zone C [Member]
Tax exemption period on undistributed income, years	2 years
Maximum [Member]
Reduced corporate tax rate if foreign investment ownership threshold is reached or exceeded	20.00%